Equity Method Investments - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 19, 2023 USD ($) shares	Mar. 08, 2023 USD ($) shares	Jan. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 shares	Jan. 29, 2025 shares	Jan. 30, 2024 shares	May 19, 2023 £ / shares shares	Mar. 08, 2023 £ / shares shares	Jan. 30, 2023 shares
Disclosure of associates [line items]
Economic interest				18.00%	18.00%		18.00%		30.00%
Voting interest				11.00%	11.00%		11.00%		24.00%
Number of shares held in associate | shares				31.9	31.9		31.9		72.0
Price per share | £ / shares												£ 80.5	£ 71.5
Foreign exchange gain (loss)					$ (36)	$ 78	$ (59)	$ 94
Proceeds from sales of investments accounted for using equity method			$ 1,000		1,583	0	3,876	0
Loss on forward contract							77
LSEG [member]
Disclosure of associates [line items]
Dividend income					$ 45	62	$ 45	62
Number Of Shares Repurchased During Period | shares					0.6		1.5
Company portion of amount repurchased					$ 27		$ 62
Company portion of shares repurchased | shares					0.3		0.7
Gain Loss In Value Of Investment Based On Share Price					$ 220	(319)	$ 692	689
Foreign exchange gain (loss)					113	$ (565)	$ 278	$ (774)
Number of shares able to sell | shares										8.0	22.0			31.0
LSEG [member] | Company And Blackstone [Member]
Disclosure of associates [line items]
Number of shares sold | shares	33.0	28.0	21.2
Proceeds From Settlement Of Foreign Exchange Contracts	$ 28	$ 96
Price per share | $ / shares			$ 94.5
LSEG [member] | Company Portion [Member]
Disclosure of associates [line items]
Number Of Shares Sold That Relate To Company Ownership | shares			10.5									15.3	13.6
Proceeds from sales of investments accounted for using equity method	$ 1,600	$ 1,300
Three Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Entitled number of directors to nominate							three
Two Non Executive LSEG Directors [member]
Disclosure of associates [line items]
Entitled number of directors to nominate							two
York Parent Limited [Member]
Disclosure of associates [line items]
Ownership interest							32.07%		42.84%
Dividends received from associates, classified as investing activities					$ 1,600		$ 3,800
Elite [Member]
Disclosure of associates [line items]
Ownership interest					19.90%		19.90%
Elite [Member] | Associates [member]
Disclosure of associates [line items]
Ownership interest				19.90%